Valued Advisers Trust

Dreman Contrarian Small Cap Value Fund

Supplement to the Prospectus and Statement of Additional Information dated February 28, 2015

Supplement dated August 18, 2015

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Change of Address for Investment Adviser

Effective as of the date of this supplement, the address of Dreman Value Management, LLC, the investment adviser to the Dreman Contrarian Small Cap Value Fund (the “Fund”), is as listed below. All references to the investment adviser’s address in the Prospectus and Statement of Additional Information are hereby revised accordingly.

Dreman Value Management

1515 North Flagler Drive, Suite 920

West Palm Beach, FL 33401

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This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2015, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (800) 247-1014.

Valued Advisers Trust

Cloud Capital Strategic All Cap Fund

Supplement to the Prospectus and Statement of Additional Information dated January 20, 2015

Supplement dated August 18, 2015

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Change of Address for Investment Adviser

Effective as of the date of this supplement, the address of Cloud Capital, LLC, the investment adviser to the Cloud Capital Strategic All Cap Fund (the “Fund”), is as listed below. All references to the investment adviser’s address in the Prospectus and Statement of Additional Information are hereby revised accordingly.

Cloud Capital, LLC

P.O. Box 451179

Grove, OK 74345

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This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated January 20, 2015, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 670-2227.